MULTI-MANAGER EQUITY LONG/SHORT FUND

Class	A	P	Inst.	R-6
Ticker Symbol(s)	PGMMX	PGMPX	PGPIX	PGPMX
Principal Funds, Inc. Summary Prospectus May 2, 2017
On March 13, 2017, the Board of Directors of Principal Funds, Inc. (“PFI”) approved the automatic conversion of Class P shares into Institutional Class shares. After June 22, 2017, Class P shares will no longer be available for purchase. Following the close of business on June 23, 2017, Class P shares will automatically convert into Institutional Class shares of the same Fund on the basis of the share classes’ relative net asset values on such date without the imposition of a sales charge or any other charge. At such time, delete references to Class P from this Prospectus.
Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.principalfunds.com/prospectuses. You can also get this information at no cost by calling 1-800-222-5852 or by sending an email request to prospectus@principalfunds.com.
This Summary prospectus incorporates by reference the Statutory Prospectus dated April 7, 2017, as revised May 2, 2017 and previously supplemented on May 2, 2017, and the Statement of Additional Information dated April 7, 2017, as revised May 2, 2017 and previously supplemented on May 2, 2017 (which may be obtained in the same manner as the Prospectus).

Objective:	The Fund seeks long-term growth of capital with lower volatility than the global equity markets.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of Principal Funds, Inc. More information about these and other discounts is available from your financial professional and in “Choosing a Share Class and The Costs of Investing” beginning on page 154 of the Fund’s prospectus and “Multiple Class Structure” beginning on page 4 of the Fund’s Statement of Additional Information.
Shareholder Fees (fees paid directly from your investment)

	Share Class
	A	P	Inst.	R-6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the offering price or NAV at the time Sales Load is paid, whichever is less)	1.00%	None	None	None

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Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	P	Inst.	R-6
Management Fees	1.57%	1.57%	1.57%	1.57%
Distribution and/or Service (12b-1) Fees	0.25%	N/A	N/A	N/A
Other Expenses:
Dividend and Interest Expense on Short Sales	0.78%	0.78%	0.78%	0.78%
Remainder of Other Expenses (1)	0.52%	0.34%	0.34%	0.30%
Total Other Expenses	1.30%	1.12%	1.12%	1.08%
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	3.15%	2.72%	2.72%	2.68%
Expense Reimbursement (2)	(0.32)%	(0.14)%	(0.24)%	(0.27)%
Total Annual Fund Operating Expenses after Expense Reimbursement	2.83%	2.58%	2.48%	2.41%

(1)	Based on estimated amounts for the current fiscal year.
(2)
Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.02% for Class A, 1.67% for Institutional Class, and 1.60% for Class R-6 shares. In addition, for Class P, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.20%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending December 30, 2017; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

Effective June 23, 2017, delete the preceding Annual Fund Operating Expenses table and footnotes and replace with the following:
Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)

	Share Class
	A	Inst.	R-6
Management Fees	1.57%	1.57%	1.57%
Distribution and/or Service (12b-1) Fees	0.25%	N/A	N/A
Other Expenses:
Dividend and Interest Expense on Short Sales	0.78%	0.78%	0.78%
Remainder of Other Expenses (1)	0.52%	0.34%	0.30%
Total Other Expenses	1.30%	1.12%	1.08%
Acquired Fund Fees and Expenses	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses	3.15%	2.72%	2.68%
Expense Reimbursement (2)	(0.32)%	(0.24)%	(0.28)%
Total Annual Fund Operating Expenses after Expense Reimbursement	2.83%	2.48%	2.40%

(1)	Based on estimated amounts for the current fiscal year.
(2)
Principal Global Investors, LLC ("PGI"), the investment advisor, has contractually agreed to limit the Fund’s expenses by paying, if necessary, expenses normally payable by the Fund, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) to maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.02% for Class A and 1.67% for Institutional Class shares. In addition, for Class R-6, the expense limit will maintain "Other Expenses" (expressed as a percent of average net assets on an annualized basis) not to exceed 0.02%, (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses). It is expected that the expense limits will continue through the period ending June 30, 2018; however, Principal Funds, Inc. and PGI, the parties to the agreement, may mutually agree to terminate the expense limits prior to the end of the period.

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Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class A	$820	$1,440
Class P	261	831
Institutional Class	251	822
Class R-6	244	807
Effective June 23, 2017, delete the preceding Example section and replace with the following:
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The calculation of costs takes into account any applicable contractual fee waivers and/or expense reimbursements for the period noted in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years
Class A	$820	$1,440
Institutional Class	$251	$822
Class R-6	$243	$806
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. From March 31, 2016, the date operations commenced, through August 31, 2016, the Fund’s annualized portfolio turnover rate was 412.4% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities and derivatives on equity securities, at the time of purchase. Principal Global Investors, LLC (“PGI"), the Fund’s investment advisor, strategically allocates the Fund's assets among the investment strategies described below, which one or more of the Fund’s sub-advisors execute. In making these allocations, PGI seeks to combine the strategies of the sub-advisors to deliver long-term growth of capital with lower volatility than the global equity markets. PGI retains considerable latitude in allocating the Fund's assets. Depending upon market conditions, the Fund may use the strategies to varying degrees at any time, discontinue using a strategy, or add strategies.

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The Fund has a flexible investment strategy and invests in a broad range of equity securities, exchange-traded funds, and derivatives instruments. The Fund invests in U.S. and foreign, including emerging market, securities. Although the Fund focuses on securities of mid- to large-capitalization companies, it may invest in equity securities regardless of market capitalization size (small, medium or large). The Fund invests in value equity securities, an investment strategy that emphasizes buying equity securities that appear to be undervalued. The Fund also invests in growth equity securities, an investment strategy that emphasizes buying equity securities of companies whose potential for growth of capital and earnings is expected to be above average. The Fund uses derivative instruments, including swaps, futures and options, to gain exposure to a variety of securities or mitigate volatility and forwards to manage its foreign currency exposure. The Fund uses hedging techniques to attempt to reduce the risk of investment positions. The Fund actively trades portfolio securities.
The Fund takes long and short positions in equity securities, exchange-traded funds, and derivative instruments. When taking a short position, the Fund may sell an instrument that it does not own and then borrow to meet its settlement obligations. A short position will benefit from a decrease in price of the underlying instrument and loses value if the price of the underlying instrument increases. The Fund also invests a portion of the proceeds it receives from short sales into long positions. Long positions profit if the price of the instrument increases. Simultaneously engaging in long investing and short selling seeks to reduce the net exposure of the overall portfolio to general market movements. The Fund will take relative value positions, which seek to capitalize on price differences between similar securities or relative value among securities of the same company.
European Macro/Fundamental. This strategy invests in long positions in equity securities of mid- to large-capitalization companies, primarily in Western Europe. Depending upon the market environment, the strategy also uses index futures to invest in short positions in individual securities and region, country, and sector indices. The strategy uses top-down macro-economic views (focusing on broader industry, sector and regional developments) to support a bottom-up (focusing on the fundamental analysis of individual issuers) security selection process.
Systematic Global. This strategy uses a systematic framework to invest in a diversified portfolio of long and short positions in U.S. and foreign equity securities. This strategy also uses swaps, exchange-listed futures, and currency forwards for investment purposes and may also use currency forwards to hedge foreign currency risk.
Systematic Quality/Value. This strategy uses a systematic framework to create a diversified portfolio of long and short equity positions in large capitalization U.S. companies, primarily in stocks within the S&P 500 Index. The sub-advisor purchases securities it believes to be undervalued and short positions it believes to be overvalued, based on its analysis of the issuer’s financial reports and market valuation.
Time Arbitrage. This strategy invests in long positions in value and growth securities of mid- to large-capitalization companies and in short positions that include, among other things, sector and market hedges and large, liquid single-name positions (meaning positions that are specific to one company). This strategy is primarily U.S.-focused with smaller exposures in Asia and Europe.
Principal Risks
The value of your investment in the Fund changes with the value of the Fund's investments. Many factors affect that value, and it is possible to lose money by investing in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund, in alphabetical order, are:
Asset Allocation Risk. A fund's selection and weighting of asset classes and allocation among sub-advisors may cause it to underperform other funds with a similar investment objective.
Counterparty Risk. Counterparty risk is the risk that the counterparty to a contract or other obligation will be unable or unwilling to honor its obligations.

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Derivatives Risk. Derivatives may not move in the direction anticipated by the portfolio manager. Transactions in derivatives may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and result in disproportionate losses that may be substantially greater than a fund's initial investment.

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Currency Contracts. Derivatives related to currency contracts involve the specific risk of government action through exchange controls that would restrict the ability of the fund to deliver or receive currency.

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Forward Contracts, Futures and Swaps. Forward contracts, futures, and swaps involve specific risks, including: the imperfect correlation between the change in market value of the instruments held by the fund and the price of the forward contract, future or swap; possible lack of a liquid secondary market for a forward contract, future or swap and the resulting inability to close a forward contract, future or swap when desired; counterparty risk; and if the fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements.

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Options. Options involve specific risks, including: imperfect correlation between the change in market value of the instruments held by the fund and the price of the options, counterparty risk, difference in trading hours for the options markets and the markets for the underlying securities (rate movements can take place in the underlying markets that cannot be reflected in the options markets), and an insufficient liquid secondary market for particular options.

Emerging Markets Risk. Investments in emerging market countries may have more risk than those in developed market countries because the emerging markets are less developed and more illiquid. Emerging market countries can also be subject to increased social, economic, regulatory, and political uncertainties and can be extremely volatile.
Equity Securities Risk. The value of equity securities could decline if the issuer’s financial condition declines or in response to overall market and economic conditions. A fund's principal market segment(s) (such as market capitalization or style) may underperform other market segments or the equity markets as a whole.

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Growth Stock Risk. If growth companies do not increase their earnings at a rate expected by investors, the market price of the stock may decline significantly, even if earnings show an absolute increase. Growth company stocks also typically lack the dividend yield that can lessen price declines in market downturns.

•	Small and Medium Market Capitalization Companies. Investments in small and medium sized companies may involve greater risk and price volatility than investments in larger, more mature companies.

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Value Stock Risk. Value stocks may continue to be undervalued by the market for extended periods, including the entire period during which the stock is held by the fund, or the events that the portfolio manager believed would cause the stock price to increase may not occur as anticipated or at all. Moreover, a stock judged to be undervalued actually may be appropriately priced at a low level and therefore would not be profitable for the fund.

European Focus Risk. A fund that focuses its investments in securities of European companies may be particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in Europe. Currency devaluations could occur or could continue to occur. Debt problems of the private or public sectors in a single European Union (EU) country can pose significant economic risks to the EU as a whole. Additionally, the United Kingdom's vote to leave the EU, commonly known as “Brexit,” may have significant political and financial consequences for European markets and the broader global economy, including greater market volatility and illiquidity, currency fluctuations, and deterioration in economic activity. As a result, the fund’s performance may be more volatile than the performance of a more geographically diversified fund.

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Foreign Currency Risk. Risks of investing in securities denominated in, or that trade in, foreign (non-U.S.) currencies include changes in foreign exchange rates and foreign exchange restrictions.
Foreign Securities Risk. The risks of foreign securities include loss of value as a result of: political or economic instability; nationalization, expropriation or confiscatory taxation; settlement delays; and limited government regulation (including less stringent reporting, accounting, and disclosure standards than are required of U.S. companies).
Hedging Risk. A fund that implements a hedging strategy using derivatives and/or securities could expose the fund to the risk that can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset, resulting in a risk of loss to the fund.
Investment Company Securities Risk. A fund that invests in another investment company (for example, another fund or an exchange-traded fund (“ETF”)) is subject to the risks associated with direct ownership of the securities in which such investment company invests. Fund shareholders indirectly bear their proportionate share of the expenses of each such investment company.
Leverage Risk. Leverage created by borrowing or certain types of transactions or investment may impair the fund’s liquidity, cause it to liquidate positions at an unfavorable time, increase volatility of the fund’s net asset value, or diminish the fund’s performance. In particular, investing the proceeds of short sales may amplify leverage risk.
Portfolio Turnover (Active Trading) Risk. High portfolio turnover (more than 100%) caused by actively trading portfolio securities may result in accelerating the realization of taxable gains and losses, lower fund performance and increased brokerage costs.
Redemption Risk. A fund that serves as an underlying fund for a fund of funds is subject to certain risks. When a fund of funds reallocates or rebalances its investments, an underlying fund may experience relatively large redemptions or investments. These transactions may cause the underlying fund to sell portfolio securities to meet such redemptions, or to invest cash from such investments, at times it would not otherwise do so, and may as a result increase transaction costs and adversely affect underlying fund performance. Moreover, a fund of fund’s redemptions or reallocations among share classes of an underlying fund may result in changes to the expense ratios of affected classes, which may increase the expenses paid by shareholders of the class that experienced the redemption.
Short Sale Risk. A short sale involves the sale by the fund of a security that it does not own with the hope of purchasing the same security at a later date at a lower price. A fund may also enter into a short derivative position through a futures contract or swap agreement. If the price of the security or derivative has increased during this time, then the fund will incur a loss equal to the increase in price from the time that the short sale was entered into plus any premiums and interest paid to the third party. Therefore, short sales involve the risk that losses may be exaggerated, potentially losing more money than the actual cost of the investment. Also, there is the risk that the third party to the short sale may fail to honor its contract terms, causing a loss to the fund.
By investing the proceeds received from selling securities short, a fund could be deemed to be employing a form of leverage, which creates special risks. The use of leverage may increase a fund’s exposure to long securities positions and make any change in the fund’s NAV greater than it would be without the use of leverage. This could result in increased volatility of returns. There is no guarantee that any leveraging strategy a fund employs will be successful during any period in which it is employed.
Volatility Mitigation Risk.  Volatility mitigation strategies may increase fund transaction costs, which could increase losses or reduce gains.  These strategies may not protect the fund from market declines and may reduce the fund’s participation in market gains.

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Performance
No performance information is shown below because the Fund has not yet had a calendar year of performance. The Fund's performance is benchmarked against the HFRX Equity Hedge Index. Performance information provides an indication of the risks of investing in the Fund. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. You may get updated performance information by calling 1-800-222-5852 or online at:

•	For Classes A and P - www.principalfunds.com.

•	For Institutional Class and Class R-6 - www.principal.com.
Management
Investment Advisor and Portfolio Managers:
Principal Global Investors, LLC

•	Jake S. Anonson (since 2016), Portfolio Manager

•	Jessica S. Bush (since 2016), Portfolio Manager

•	Marcus W. Dummer (since 2016), Portfolio Manager

•	Benjamin E. Rotenberg (since 2016), Portfolio Manager
Sub-Advisors:
AQR Capital Management, LLC
Gotham Asset Management, LLC
Sirios Capital Management, L.P.
Three Bridges Capital, LP
Purchase and Sale of Fund Shares

Share Class	Investment Type	Purchase Minimum Per Fund
A	Initial Investment	$1,000(1)
A	Initial Investment for accounts with an Automatic Investment Plan (AIP)	$100
A	Subsequent Investments	$100(1)(2)
P, Institutional, and R-6	There are no minimum initial or subsequent investment requirements for eligible purchasers.	N/A

(1)	Some exceptions apply; see "Purchase of Fund Shares - Minimum Investments" for more information.

(2)	For accounts with an AIP, the subsequent automatic investments must total $1,200 annually if the initial $1,000 minimum has not been met.
You may purchase or redeem shares on any business day (normally any day when the New York Stock Exchange is open for regular trading) through your plan, intermediary, or Financial Professional; by sending a written request to Principal Funds at P.O. Box 8024, Boston, MA 02266-8024 (regular mail) or 30 Dan Road, Canton, MA 02021-2809 (overnight mail); calling us at 1-800-222-5852; or accessing our website (www.principalfunds.com).
Tax Information
The Fund’s distributions you receive are generally subject to federal income tax as ordinary income or capital gain and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-deferred in which case your distributions would be taxed when withdrawn from the tax-deferred account.
Payments to Broker-Dealers and Other Financial Intermediaries
For Class R-6 shares, the Fund and its related companies do not pay broker-dealers or other financial intermediaries (such as a bank, insurance company, investment adviser, etc.) for the sale of Fund shares or related services.
For the other share classes, if you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank, insurance company, investment adviser, etc.), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment, or to recommend one share class of the Fund over another share class. Ask your salesperson or visit your financial intermediary's website for more information.

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